Other Borrowed Funds (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other borrowed funds disclosures
Borrowings outstanding	$ 20,335	$ 52,191	$ 49,441
Average interest rate of outstanding balances		0.25%	0.32%
FHLB advances
Other borrowed funds disclosures
Total borrowing capacity available	483,800	$ 367,200	$ 301,000
Borrowings outstanding	$ 7,323	$ 47,586	46,858
Average interest rate of outstanding balances	0.83%	0.25%
Federal Reserve Bank Advances
Other borrowed funds disclosures
Borrowings outstanding	$ 0	$ 0	0
Available borrowing capacity	367,000	377,300	288,600
Securities Sold under Agreements to Repurchase
Other borrowed funds disclosures
Borrowings outstanding	13,012	4,605	2,583
Federal Funds Purchased
Other borrowed funds disclosures
Federal Funds purchased outstanding	$ 0	$ 0	$ 0